Revision of Prior Period Financial Statements (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Additional paid-in-capital
Retained earnings	(1,285,384)
Total stockholders' equity	(1,285,233)
Previously Reported [Member]
Common stock subject to redemption	44,130,580
Common stock, $0.001 par value	225
Additional paid-in-capital	5,000,557
Retained earnings	(780)
Total stockholders' equity	5,000,002
Revision of Prior Period, Adjustment [Member]
Common stock subject to redemption	5,869,420
Common stock, $0.001 par value	(59)
Additional paid-in-capital	(5,000,557)
Retained earnings	(868,804)
Total stockholders' equity	(5,869,420)
As Adjusted [Member]
Common stock subject to redemption	50,000,000
Common stock, $0.001 par value	166
Additional paid-in-capital
Retained earnings	(869,584)
Total stockholders' equity	$ (869,418)